Impairment - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Residual impairment and voluntary termination charge	£ 10	£ 27